Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Shareholders Equity [Line Items]
Percentage of the rights to profits allocated to ordinary shares	100.00%
Percentage of the dissolution rights allocated to ordinary shares	100.00%
Option exercised	0	0	0
Loss from foreign currency translation adjustments	$ (158,069)	$ (112,327)
Unrealized gain from available for sale securities	$ 13,961	$ 2,042
1999 Stock Incentive Plan [Member]
Shareholders Equity [Line Items]
Number of shares outstanding	0	0	0
Ordinary Shares [Member]
Shareholders Equity [Line Items]
Description of voting power allocated to the founders' shares	Two-thirds of the voting power of all of the Company’s shares is allocated to the ordinary shares.
Founders' Shares [Member]
Shareholders Equity [Line Items]
Description of voting power allocated to the founders' shares	One-third of the voting power of all of the Company’s shares is allocated to the founders’ shares.